CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Total	Share capital [member]	Capital reserve [member]	Profits Reserves [Member]	Other comprehensive income [Member]	Retained earnings [member]	Equity attributable to equity holders of the parent [Member]	Non-controlling interests [member]
Equity, Beginning of the year at Dec. 31, 2021	R$ 19,462	R$ 8,467	R$ 2,250	R$ 10,948	R$ (2,208)		R$ 19,457	R$ 5
Net income for the year	4,094					4,092	4,092	2
Other comprehensive income
Other comprehensive income	1
Other comprehensive income	461				461		461
Comprehensive income for the year	4,555				461	4,092	4,553	2
Subscription of capital		2,540		(2,540)
Allocation of net income for the year
Realization of PP&E deemed cost					(127)	127
Tax incentives reserve				26		(26)
Legal reserve				205		(205)
Retained earnings reserve				1,756		(1,756)
Interest on equity	(1,983)					(1,983)	(1,983)
Proposed dividends	(249)					(249)	(249)
Equity, end of the year at Dec. 31, 2022	21,784	11,007	2,250	10,395	(1,874)		21,778	6
Net income for the year	5,767					5,764	5,764	3
Other comprehensive income
Adjustment of actuarial liabilities - restatement of obligations of the defined benefit plans, net of taxes	232				232		232
Other comprehensive income
Other comprehensive income	232
Comprehensive income for the year	5,999				232	5,764	5,996	3
Allocation of net income for the year
Realization of PP&E deemed cost					(6)	6
Tax incentives reserve				63		(63)
Legal reserve				288		(288)
Retained earnings reserve				2,295		(2,295)
Interest on equity	(2,591)					(2,591)	(2,591)
Proposed dividends	(533)					(533)	(533)
Non-controlling Interests	(3)							(3)
Equity, end of the year at Dec. 31, 2023	24,656	11,007	2,250	13,041	(1,648)		24,650	6
Net income for the year	7,119					7,117	7,117	2
Other comprehensive income
Adjustment of actuarial liabilities - restatement of obligations of the defined benefit plans, net of taxes	765				765		765
Other comprehensive income	(1)				(1)		(1)
Other comprehensive income	764
Comprehensive income for the year	7,883				764	7,117	7,881	2
Subscription of capital		3,302	(1,857)	(1,445)
Allocation of net income for the year
Realization of PP&E deemed cost					(16)	16
Tax incentives reserve				114		(114)
Legal reserve				350		(350)
Retained earnings reserve				2,935		2,935
Interest on equity	(1,849)					(1,849)	(1,849)
Mandatory dividends paid	(1,420)			(1,420)			(1,420)
Proposed dividends	(1,885)					(1,885)	(1,885)
Non-controlling Interests	(3)							(3)
Equity, end of the year at Dec. 31, 2024	R$ 27,382	R$ 14,309	R$ 393	R$ 13,575	R$ (900)		R$ 27,377	R$ 5